Retirement-Related Benefits (Pension Plan Assets) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Contributions
Cash contribution by employer to defined contribution plans	$ 1,361,000,000	$ 1,478,000,000
Estimated future employer contributions to defined contribution plans in next fiscal year	1,300,000,000
Multi-employer Plans - Non-U.S. Plans
Pension Contributions
Cash contribution by employer to non-U.S. multi-employer plans	57,000,000	60,000,000
Qualified PPP
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	53,784,000,000	54,072,000,000
Net unsettled transactions, relating primarily to purchases and sales of plan assets	170,000,000	(442,000,000)
Fair Value of plan assets	53,954,000,000	53,630,000,000
Qualified PPP | Equity securities
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	15,929,000,000	15,163,000,000
Value of IBM securities included in plan assets	83,000,000	113,000,000
Percentage of IBM securities included in plan assets	0.20%	0.20%
Qualified PPP | Equity commingled/mutual funds
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	2,809,000,000	2,652,000,000
Qualified PPP | Government and related
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	7,094,000,000	12,951,000,000
Qualified PPP | Corporate bonds
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	14,644,000,000	8,510,000,000
Value of IBM securities included in plan assets	9,000,000	6,000,000
Percentage of IBM securities included in plan assets	0.02%	0.01%
Qualified PPP | Mortgage and asset-backed securities
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	709,000,000	968,000,000
Qualified PPP | Fixed income commingled/ mutual funds
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	1,211,000,000	1,226,000,000
Qualified PPP | Cash and short-term investments
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	2,343,000,000	3,442,000,000
Qualified PPP | Hedge funds
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	2,228,000,000	2,159,000,000
Qualified PPP | Private equity
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	3,771,000,000	4,085,000,000
Qualified PPP | Private real estate
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	3,038,000,000	2,861,000,000
Qualified PPP | Derivatives
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	7,000,000	56,000,000
Qualified PPP | Level 1
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	16,795,000,000	15,650,000,000
Fair Value of plan assets	16,795,000,000	15,650,000,000
Qualified PPP | Level 1 | Equity securities
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	15,929,000,000	15,161,000,000
Qualified PPP | Level 1 | Equity commingled/mutual funds
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	216,000,000	96,000,000
Qualified PPP | Level 1 | Fixed income commingled/ mutual funds
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	221,000,000	155,000,000
Qualified PPP | Level 1 | Cash and short-term investments
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	427,000,000	244,000,000
Qualified PPP | Level 1 | Derivatives
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	1,000,000	(6,000,000)
Qualified PPP | Level 2
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	29,021,000,000	30,390,000,000
Fair Value of plan assets	29,021,000,000	30,390,000,000
Qualified PPP | Level 2 | Equity securities
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction		1,000,000
Qualified PPP | Level 2 | Equity commingled/mutual funds
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	2,593,000,000	2,556,000,000
Qualified PPP | Level 2 | Government and related
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	7,093,000,000	12,945,000,000
Qualified PPP | Level 2 | Corporate bonds
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	14,639,000,000	8,499,000,000
Qualified PPP | Level 2 | Mortgage and asset-backed securities
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	691,000,000	922,000,000
Qualified PPP | Level 2 | Fixed income commingled/ mutual funds
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	716,000,000	804,000,000
Qualified PPP | Level 2 | Cash and short-term investments
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	1,915,000,000	3,198,000,000
Qualified PPP | Level 2 | Hedge funds
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	1,368,000,000	1,402,000,000
Qualified PPP | Level 2 | Derivatives
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	6,000,000	62,000,000
Qualified PPP | Level 3
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	7,968,000,000	8,032,000,000
Fair Value of plan assets	7,968,000,000	8,032,000,000
Qualified PPP | Level 3 | Government and related
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	1,000,000	6,000,000
Qualified PPP | Level 3 | Corporate bonds
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	5,000,000	11,000,000
Qualified PPP | Level 3 | Mortgage and asset-backed securities
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	19,000,000	45,000,000
Qualified PPP | Level 3 | Fixed income commingled/ mutual funds
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	274,000,000	267,000,000
Qualified PPP | Level 3 | Hedge funds
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	860,000,000	756,000,000
Qualified PPP | Level 3 | Private equity
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	3,771,000,000	4,085,000,000
Qualified PPP | Level 3 | Private real estate
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	3,038,000,000	2,861,000,000
Non-U.S. Defined Benefit Pension Plans
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	39,544,000,000	38,124,000,000
Net unsettled transactions, relating primarily to purchases and sales of plan assets	(80,000,000)	(66,000,000)
Fair Value of plan assets	39,464,000,000	38,058,000,000	35,362,000,000
Pension Contributions
Cash contribution by employer to non-U.S. defined benefit plans	449,000,000	557,000,000
Estimates cash contributions to the defined contribution plans	600,000,000
Non-U.S. Defined Benefit Pension Plans | Equity securities
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	6,489,000,000	6,395,000,000
Value of IBM securities included in plan assets	31,000,000	40,000,000
Percentage of IBM securities included in plan assets	0.10%	0.10%
Non-U.S. Defined Benefit Pension Plans | Equity commingled/mutual funds
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	8,457,000,000	7,779,000,000
Non-U.S. Defined Benefit Pension Plans | Government and related
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	8,724,000,000	9,054,000,000
Non-U.S. Defined Benefit Pension Plans | Corporate bonds
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	1,885,000,000	1,883,000,000
Value of IBM securities included in plan assets	1,000,000	2,000,000
Percentage of IBM securities included in plan assets	0.001%	0.004%
Non-U.S. Defined Benefit Pension Plans | Mortgage and asset-backed securities
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	8,000,000	9,000,000
Non-U.S. Defined Benefit Pension Plans | Fixed income commingled/ mutual funds
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	8,670,000,000	8,096,000,000
Non-U.S. Defined Benefit Pension Plans | Insurance contracts
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	1,196,000,000	1,019,000,000
Non-U.S. Defined Benefit Pension Plans | Cash and short-term investments
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	605,000,000	507,000,000
Non-U.S. Defined Benefit Pension Plans | Hedge funds
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	740,000,000	646,000,000
Non-U.S. Defined Benefit Pension Plans | Private equity
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	410,000,000	353,000,000
Non-U.S. Defined Benefit Pension Plans | Private real estate
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	655,000,000	609,000,000
Non-U.S. Defined Benefit Pension Plans | Derivatives
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	151,000,000	857,000,000
Non-U.S. Defined Benefit Pension Plans | Other commingled/mutual funds
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	1,554,000,000	919,000,000
Non-U.S. Defined Benefit Pension Plans | Level 1
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	6,886,000,000	6,757,000,000
Fair Value of plan assets	6,886,000,000	6,757,000,000
Non-U.S. Defined Benefit Pension Plans | Level 1 | Equity securities
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	6,489,000,000	6,395,000,000
Non-U.S. Defined Benefit Pension Plans | Level 1 | Equity commingled/mutual funds
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	132,000,000	138,000,000
Non-U.S. Defined Benefit Pension Plans | Level 1 | Fixed income commingled/ mutual funds
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	75,000,000	78,000,000
Non-U.S. Defined Benefit Pension Plans | Level 1 | Cash and short-term investments
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	154,000,000	134,000,000
Non-U.S. Defined Benefit Pension Plans | Level 1 | Derivatives
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	1,000,000	0
Non-U.S. Defined Benefit Pension Plans | Level 1 | Other commingled/mutual funds
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	36,000,000	12,000,000
Non-U.S. Defined Benefit Pension Plans | Level 2
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	31,547,000,000	30,325,000,000
Fair Value of plan assets	31,547,000,000	30,325,000,000
Non-U.S. Defined Benefit Pension Plans | Level 2 | Equity commingled/mutual funds
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	8,325,000,000	7,641,000,000
Non-U.S. Defined Benefit Pension Plans | Level 2 | Government and related
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	8,682,000,000	8,978,000,000
Non-U.S. Defined Benefit Pension Plans | Level 2 | Corporate bonds
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	1,881,000,000	1,878,000,000
Non-U.S. Defined Benefit Pension Plans | Level 2 | Mortgage and asset-backed securities
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	8,000,000	9,000,000
Non-U.S. Defined Benefit Pension Plans | Level 2 | Fixed income commingled/ mutual funds
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	8,596,000,000	8,018,000,000
Non-U.S. Defined Benefit Pension Plans | Level 2 | Insurance contracts
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	1,196,000,000	1,019,000,000
Non-U.S. Defined Benefit Pension Plans | Level 2 | Cash and short-term investments
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	451,000,000	373,000,000
Non-U.S. Defined Benefit Pension Plans | Level 2 | Hedge funds
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	740,000,000	646,000,000
Non-U.S. Defined Benefit Pension Plans | Level 2 | Derivatives
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	150,000,000	856,000,000
Non-U.S. Defined Benefit Pension Plans | Level 2 | Other commingled/mutual funds
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	1,518,000,000	907,000,000
Non-U.S. Defined Benefit Pension Plans | Level 3
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	1,110,000,000	1,042,000,000
Fair Value of plan assets	1,110,000,000	1,042,000,000	977,000,000
Non-U.S. Defined Benefit Pension Plans | Level 3 | Government and related
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	42,000,000	76,000,000
Fair Value of plan assets	42,000,000	76,000,000	96,000,000
Non-U.S. Defined Benefit Pension Plans | Level 3 | Corporate bonds
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	4,000,000	5,000,000
Fair Value of plan assets	4,000,000	5,000,000	39,000,000
Non-U.S. Defined Benefit Pension Plans | Level 3 | Private equity
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	410,000,000	353,000,000
Fair Value of plan assets	410,000,000	353,000,000	262,000,000
Non-U.S. Defined Benefit Pension Plans | Level 3 | Private real estate
Defined Benefit Plan Disclosures
Fair value of plan assets, before unsettled transaction	655,000,000	609,000,000
Fair Value of plan assets	655,000,000	609,000,000	580,000,000
Nonpension Postretirement Plans
Pension Contributions
Employer contributions, excluding the Medicare-related subsidy	80,000,000	693,000,000
U.S. Nonpension Postretirement Benefit Plans
Defined Benefit Plan Disclosures
Fair Value of plan assets	177,000,000	433,000,000	38,000,000
Pension Contributions
Employer voluntary contributions to fund post-2012 benefit payments for Medicare-eligible prescription drugs		400,000,000
U.S. Nonpension Postretirement Benefit Plans | Level 2 | Government and related fixed income securities and corporate bonds
Defined Benefit Plan Disclosures
Fair Value of plan assets	92,000,000	119,000,000
Non-U.S. Nonpension Postretirement Plans
Defined Benefit Plan Disclosures
Fair Value of plan assets	92,000,000	119,000,000	112,000,000
Non-U.S. Nonpension Postretirement Plans | Level 1 | Cash
Defined Benefit Plan Disclosures
Fair Value of plan assets	$ 177,000,000	$ 433,000,000